Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party transaction description		Rook entered into a margin loan agreement pursuant to which it pledged LLC Interests and shares of the Company's Class A and Class B common stock (collectively, Rook Units) to secure a margin loan. If Rook were to default on its obligations under the margin loan and fail to cure such default, the lender would have the right to exchange and sell up to 7,035,422 Rook units to satisfy Rook's obligation.
Accounts Payable
Related Party Transaction [Line Items]
Management fees outstanding				$ 500,000
Professional Fees
Related Party Transaction [Line Items]
Management fees	$ 500,000	$ 800,000	$ 1,500,000
Shareholder | Aircraft Service
Related Party Transaction [Line Items]
Related party transaction description		The Company has a month-to-month service agreement with a shareholder of the Company
Shareholder | Aircraft Service | Accrued Expense and Other Current Liabilities
Related Party Transaction [Line Items]
Outstanding to related parties		$ 0		$ 0
Shareholder | Aircraft Service | General and Administrative Expenses
Related Party Transaction [Line Items]
Total expense transaction with related party	$ 100,000	$ 200,000	$ 300,000